Earnings Per Share - Schedule of Basic and Diluted Earnings per Common Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basic Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$ 496,994	$ 536,286	$ 536,337
Less: distributed and undistributed earnings allocated to restricted common stock	32,810	37,392	36,966
Earnings allocated to Watsco, Inc. shareholders - Basic	$ 464,184	$ 498,894	$ 499,371
Weighted-average common shares outstanding - Basic	37,835,054	37,391,461	36,406,148
Basic earnings per share for common stock	$ 12.27	$ 13.34	$ 13.72
Diluted Earnings per Share:
Net Income (Loss)	$ 496,994	$ 536,286	$ 536,337
Less: distributed and undistributed earnings allocated to restricted common stock	32,807	37,369	36,932
Earnings allocated to Watsco, Inc. shareholders - Diluted	$ 464,187	$ 498,917	$ 499,405
Weighted-average common shares outstanding - Basic	37,835,054	37,391,461	36,406,148
Effect of dilutive stock options	64,805	118,871	125,535
Weighted-average common shares outstanding - Diluted	37,899,859	37,510,332	36,531,683
Diluted earnings per share for common stock	$ 12.25	$ 13.3	$ 13.67
Common Stock [Member]
Basic Earnings per Share:
Earnings allocated to Watsco, Inc. shareholders - Basic	$ 422,814	$ 454,680	$ 455,186
Class B Common Stock [Member]
Basic Earnings per Share:
Earnings allocated to Watsco, Inc. shareholders - Basic	$ 41,370	$ 44,214	$ 44,185